As Filed With The Securities And Exchange Commission On October 17, 2014

File Nos. 33-73408 and 811-8234

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 44

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48

TIFF INVESTMENT PROGRAM, INC.
(Exact Name of Registrant as Specified in Charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Address of Principal Executive Offices) (Zip Code)

(800) 984-0084
(Registrant's Telephone Number, Including Area Code)

Richard J. Flannery, TIFF Advisory Services, Inc., 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and Address of Agent for Service of Process)

With Copies to:
Kristin Ives
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	On [date], pursuant to paragraph (b)
[X]	60 days after filing, pursuant to paragraph (a)(1)
[ ]	On [date], pursuant to paragraph (a)(1)
[ ]	75 days after filing, pursuant to paragraph (a)(2)
[ ]	On [date], pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, TIFF Investment Program, Inc. (“TIP Inc.”), a Maryland corporation, and its proposed successor, TIFF Investment Program, a Delaware statutory trust (“TIP”), are filing this amendment to the registration statement of TIP Inc. If shareholders of TIP Inc. approve the proposed reorganization of TIP Inc. into TIP, TIP will adopt the registration statement of TIP Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

PART A

PROSPECTUS

For the purpose of this EDGAR filing, the prospectus of TIFF Investment Program, Inc., dated April 30, 2014, as supplemented August 4, 2014 and October 6, 2014, is incorporated by reference to the electronic filings made on April 30, 2014, August 4, 2014 and October 6, 2014 under the Accession Numbers 0001144204-14-026369, 0001144204-14-046706 and 0001144204-14-059680, respectively.

TIFF INVESTMENT PROGRAM (“TIP”)

Supplement Dated [December 16, 2014] to the
Prospectus Dated April 30, 2014,
as supplemented August 4, 2014 and October 6, 2014

This supplement provides new and additional information to the prospectus dated April 30, 2014, as supplemented August 4, 2014 and October 6, 2014. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The members of TIP recently voted at a special meeting of members, held on [December 9, 2014], to approve two proposals that affect TIP and each of its series.  The proposals included: (1) the election of directors of TIFF Investment Program, Inc. (“TIP Inc.”), and (2) the approval of an Agreement and Plan of Reorganization and Liquidation that provides for the reorganization of TIP Inc., a Maryland corporation, into TIP, a Delaware statutory trust.  Additionally, each of TIFF Multi-Asset Fund and TIFF Short-Term Fund, each a series of TIP Inc., was reorganized into a corresponding new series of TIP with the same name (“funds”).

The prospectus is amended as follows:

1.           All references to TIFF Investment Program, Inc. and its respective series in the prospectus, as supplemented, are deleted and replaced with references to TIFF Investment Program and its respective series.

2.           The following information is added on page 35 in the “Financial Highlights” section of the prospectus:

TIFF Multi-Asset Fund – Financial Highlights

Six Months Ended June 30, 2014 (unaudited)
For a share outstanding throughout the period

Net asset value, beginning of period	$ 16.26
Income (loss) from investment operations
Net investment income (a)	0.06
Net realized and unrealized gain (loss) on investments	0.58
Total from investment operations	0.64
Less distributions from
Net investment income	(0.08)
Net realized gains	(0.07)
Return of capital	—
Total distributions	(0.15)
Entry/exit fee per share (a)	0.00 (b)
Net asset value, end of period	$ 16.75
Total return (c)	3.98% (d)
Ratios/supplemental data
Net assets, end of period (000s)	$6,051,844
Ratio of expenses to average net assets, before waivers (e)	1.31% (f)
Ratio of expenses to average net assets, after waivers (e)	1.31% (f)
Ratio of expenses to average net assets, excluding interest and dividend expense (e)	0.91% (f)
Ratio of net investment income to average net assets	0.73% (f)
Portfolio turnover	59%

(a)	Calculation based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(d)	Not annualized
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(f)	Annualized.

3.           The following information is added on page 36 in the “Financial Highlights” section of the prospectus:

TIFF Short-Term Fund – Financial Highlights

Six Months Ended June 30, 2014 (unaudited)
For a share outstanding throughout the period

Net asset value, beginning of period	$ 9.89
Income (loss) from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	—
Less distributions from
Net investment income	—
Net asset value, end of period	$ 9.89
Total return (a)	(0.00)% (b)(c)
Ratios/supplemental data
Net assets, end of period (000s)	$104,140
Ratio of expenses to average net assets, after waivers	0.21% (d)
Ratio of net investment income (loss) to average net assets	(0.13)% (d)
Portfolio turnover (e)	—

(a)	Total return assumes dividend reinvestment.
(b)	Not annualized.
(c)	The actual return is (0.001)%, which rounds to (0.00)%.
(d)	Annualized.
(e)
Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Please keep this supplement for future reference.

PART B

STATEMENT OF ADDITIONAL INFORMATION

For the purpose of this EDGAR filing, the statement of additional information of TIFF Investment Program, Inc., dated April 30, 2014, revised August 1, 2014, is incorporated by reference to the electronic filing made on August 1, 2014 under the Accession Number 0001144204-14-046312.

TIFF INVESTMENT PROGRAM (“TIP”)

Supplement Dated [December 16, 2014] to the
Statement of Additional Information Dated April 30, 2014,
as Revised August 1, 2014

This supplement provides new and additional information to the statement of additional information dated April 30, 2014, as revised August 1, 2014. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The members of TIP recently voted at a special meeting of members, held on [December 9, 2014], to approve two proposals that affect TIP and each of its series.  The proposals included: (1) the election of directors of TIFF Investment Program, Inc. (“TIP Inc.”), and (2) the approval of an Agreement and Plan of Reorganization and Liquidation that provides for the reorganization of TIP Inc., a Maryland corporation, into TIP, a Delaware statutory trust.  Additionally, each of TIFF Multi-Asset Fund and TIFF Short-Term Fund, each a series of TIP Inc., was reorganized into a corresponding new series of TIP with the same name (“funds”).

The statement of additional information is amended as follows:

1.           All references to TIFF Investment Program, Inc. and its respective series in the statement of additional information are deleted and replaced with references to TIFF Investment Program and its respective series.

2.           The first paragraph on the cover page of the statement of additional information is supplemented as follows:

The funds’ unaudited financial statements, including financial highlights, appearing in in the semi-annual report for the period ended June 30, 2014, are incorporated herein by reference.

3.           The following sentence replaces similar disclosure on page 1 in the “Introduction” section of the statement of additional information:

TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December [__], 2014, as a Delaware statutory trust, and consists of two mutual funds at present: TIFF Multi-Asset Fund (“MAF”) and TIFF Short-Term Fund (“STF”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

4.           The following sentence replaces similar disclosure on page 1 in the “Organization of TIP” section of the statement of additional information:

Any issuances of shares of new funds, in the future, would be governed by the 1940 Act, other applicable federal securities laws, and Delaware law.

5.           The following sentence replaces similar disclosure on page 3 in the “Supplemental Discussion of Fund Management and Administration – Share Ownership” section of the statement of additional information:

As of November [__], 2014, directors and officers as a group owned less than 1% of the funds’ equity securities.

6.           The following information replaces similar disclosure on page 14 in the “Control Persons and Principal Holders of Securities” section of the statement of additional information:

Members who hold 25 percent or more of the outstanding shares of a fund may be deemed “control persons” (as such term is defined in the 1940 action) and may be able to take actions without the approval of other members of the fund. As of November [__], 2014, the following members held, of record, five percent or more of the outstanding shares of each fund as indicated:

Multi-Asset Fund

[__________]

Short-Term Fund

[__________]

7.           The following sentence is added on page 66 in the “Financial Statements” section of the statement of additional information:

The funds’ unaudited Financial Statements, including Financial Highlights, for the period ended June 30, 2014, appearing in the semi-annual report to members, are hereby incorporated by reference.

Please keep this supplement for future reference.

Part C	OTHER INFORMATION

Item 28.	Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (where indicated):

(a)
Articles of Incorporation are incorporated by reference dated December 23, 1993 (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A).

(a1)	Agreement and Declaration of Trust dated [________]to be filed by amendment.
(a2)	Certificate of Trust is filed herewith.
(b1)	Amended and Restated By-laws (previously filed as Exhibit (b1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A).

(b2)	Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A).
(b3)	By-laws dated [_________]to be filed by amendment.
(c)
Articles FIFTH, SEVENTH, EIGHTH, THIRTEENTH, FIFTEENTH, and SIXTEENTH of the Registrant’s Articles of Incorporation dated December 23, 1993 (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A); and Articles II, VI, and VII of the Registrant’s Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment  No. 30 to Registrant’s Registration Statement on Form N-1A).

(d1)
Amended and Restated Advisory Agreement, dated June 1, 2011, between the Registrant (TIFF Multi-Asset Fund) and TIFF Advisory Services, Inc. (previously filed as Exhibit (d1) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d2)	Advisory Agreement, dated [__________], between the Registrant (TIFF Multi-Asset Fund) and TIFF Advisory Services, Inc. to be filed by amendment.
(d3)
Amended and Restated Advisory Agreement, dated April 19, 2004 between the Registrant (TIFF Short-Term Fund) and TIFF Advisory Services, Inc. (previously filed as Exhibit (d21) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A).

(d4)	Advisory Agreement, dated [_________], between the Registrant (TIFF Short-Term Fund) and TIFF Advisory Services, Inc. to be filed by amendment.
(d5)
Money Manager Agreement, dated July 18, 2011, between the Registrant (TIFF Multi-Asset Fund) and Mondrian Investment Partners Limited (previously filed as Exhibit (d3) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d6)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Mondrian Investment Partners Limited to be filed by amendment.
(d7)
Money Manager Agreement, dated October 1, 2009, between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc. (previously filed as Exhibit (d11) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d8)	Amendment, dated [__________], to the Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc. to be filed by amendment.
(d9)
Amended and Restated Money Manager Agreement, dated October 1, 2013, between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management, LLP (previously filed as Exhibit (d5) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(d10)	Amendment, dated [__________], to the Amended and Restated Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management, LLP to be filed by amendment.
(d11)
Money Manager Agreement, dated June 18, 2009, between the Registrant (TIFF Multi-Asset Fund) and Southeastern Asset Management, Inc. (previously filed as Exhibit (d21) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d12)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Southeastern Asset Management, Inc. to be filed by amendment.
(d13)
Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and AJO, LP (formerly Aronson + Johnson + Ortiz, LP) (previously filed as Exhibit (d10) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(d14)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and AJO, LP to be filed by amendment.
(d15)
Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management LLC (previously filed as Exhibit (d11) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(d16)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management LLC to be filed by amendment.
(d17)
Money Manager Agreement, dated June 1, 2010, between the Registrant (TIFF Multi-Asset Fund) and Mission Value Partners, L.L.C. (previously filed as Exhibit (d28) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A).

(d18)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Mission Value Partners, L.L.C. to be filed by amendment.
(d19)
Money Manager Agreement, dated January 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Lansdowne Partners Limited Partnership (previously filed as Exhibit (d16) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d20)
Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Lansdowne Partners (UK), LLP (previously Lansdowne Partners Limited Partnership) to be filed by amendment.

(d21)
Amended and Restated Schedule I, dated March 7, 2013, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Mission Value Partners, L.L.C. (previously filed as Exhibit (d19) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A).

(d22)
Money Manager Agreement, dated October 1, 2013, between the Registrant (TIFF Multi-Asset Fund) and Amundi Smith Breeden, LLC (previously Smith Breeden Associates, Inc.) (previously filed as Exhibit (d13) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(d23)
Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Amundi Smith Breeden, LLC (previously Smith Breeden Associates, Inc.) to be filed by amendment.

(d24)
Money Manager Agreement, dated October 1, 2013, between the Registrant (TIFF Multi-Asset Fund) and Glenhill Capital Advisors, LLC (previously filed as Exhibit (d14) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(d25)	Amendment, dated [__________], to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and

Glenhill Capital Advisors, LLC to be filed by amendment.

(d26)
Amended and Restated Schedule I, dated September 12, 2013, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Southeastern Asset Management, Inc. (previously filed as Exhibit (d15) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(d27)
Amendment, dated April 1, 2014, to the Amended and Restated Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management, LLP (previously filed as Exhibit (d16) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(d28)
Amended and Restated Exhibit A, dated December 10, 2012, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc. (previously filed as Exhibit (d18) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(e1)
Distribution Agreement, dated January 1, 2008, between Registrant and Quasar Distributors, LLC (previously filed as Exhibit (e1) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(e2)
Amended and Restated Exhibits A and B, dated June 29, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed as Exhibit (e2) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(e3)	Distribution Agreement, dated [__________], to be filed by amendment.

(f)	Not Applicable.

(g1)
Custodian Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g5) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(g2)
Amended and Restated Delegation Agreement between the Registrant and  State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit No. (g4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on N-1A).

(g3)
Amendment dated May 1, 2006 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(g4)
Amendment dated July 1, 2008, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (g4) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A).

(g5)
Amendment dated January 1, 2009 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (g5) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A).

(g6)
Amendment dated January 1, 2013, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (g6) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(g7)	Amendment, dated [__________], to the Custodian Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h1)
Transfer Agency and Service Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(h2)
Administration Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 25 to

Registrant’s Registration Statement on Form N-1A).

(h3)
Amendment dated May 1, 2006 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 29 to Registrant’s Registration  Statement on Form N-1A).

(h4)
Amendment dated May 1, 2006 to the Administration Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(h5)
Amendment dated January 1, 2013, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (h5) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(h6)
Amendment dated January 1, 2013, to the Administration Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (h6) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(h7)
Amendment, dated January 24, 2014, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (h7) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(h8)	Amendment, dated [____________], to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h9)	Amendment, dated [____________], to the Administration Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.
(h10)
Amended and Restated Services Agreement, dated June 27, 2012, between the Registrant and TIFF Advisory Services, Inc. (previously filed as Exhibit (h7) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(h11)	Services Agreement, dated [___________], between the Registrant and TIFF Advisory Services, Inc. to be filed by amendment.
(i)	Opinion and Consent of Counsel (previously filed as Exhibit No. (10) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).
(i1)	Opinion and Consent of Counsel to be filed by amendment.

(j)	Consent of the Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not Applicable.

(l)
Purchase Agreement, dated March 29, 1994, for Initial Capital between Registrant and The John D. and Catherine T. MacArthur Foundation (previously filed as Exhibit No. (13) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(m)	Not Applicable.

(n)	Not Applicable.

(p1)
Code of Ethics of TIFF Advisory Services, Inc., TIFF Endowment Asset Management, LLC, and TIFF Investment Program, Inc. (previously filed as Exhibit (p1) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(p2)	Code of Ethics of AJO, LP (formerly Aronson + Johnson + Ortiz, LP) (previously filed as Exhibit (p2) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A).

(p3)	Code of Ethics of Mondrian Investment Partners Limited (previously filed as Exhibit (p3) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(p4)	Code of Ethics of Marathon Asset Management, Ltd. (previously filed as Exhibit (p4) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(p5)	Code of Ethics of Shapiro Capital Management Co., Inc. (previously filed as Exhibit (p4) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A).

(p6)
Code of Ethics of Amundi Smith Breeden, LLC (previously Smith Breeden Associates, Inc.) (previously filed as Exhibit (p6) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(p7)	Code of Ethics of Brookfield Investment Management Inc. (previously filed as Exhibit (p7) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(p8)	Code of Ethics of Southeastern Asset Management, Inc. (previously filed as Exhibit (p8) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(p9)	Code of Ethics of Mission Value Partners L.L.C. (previously filed as Exhibit (p10) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A).

(p10)	Code of Ethics of Lansdowne Partners Limited Partnership (previously filed as Exhibit (p11) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(p11)	Code of Ethics of Glenhill Capital Advisors, LLC (previously filed as Exhibit (p11) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A).

(q)	Powers of Attorney for Craig R. Carnaroli, William F. McCalpin, N.P. Narvekar, and Amy B. Robinson are filed herewith.

Item 29.
Persons Controlled by or under Common Control with the Registrant

Not applicable.

Item 30.
Indemnification.

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable Maryland and federal law, including Section 17(h) and (i) of the Investment Company Act of 1940.  In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.
Business and Other Connections of Investment Adviser.

The business and other connections of TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.) (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference.

Item 32.
Principal Underwriter.

(a)	Quasar Distributors, LLC (“Quasar”) acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

AC One Funds	DSM Capital Funds	Muhlenkamp (Wexford Trust)
Academy Fund Trust	Edgar Lomax Value Fund	Muzinich Funds
Advantus Mutual Funds	Empowered Funds ETF	New Path Funds
Aegis Funds	Evermore Global Investors Trust	Nicholas Funds
Akre Funds	Exchange Traded Concepts ETFs	Nuance Funds
Allied Asset Advisors Funds	FactorShares Trust	Orinda Funds
Alpha Funds	First American Funds, Inc.	O'Shaughnessy Funds
AlphaClone ETF Fund	Fort Pitt Capital Group, Inc.	Osterweis Funds
Alpine Equity Trust	Fund X Funds	Otter Creek Funds
Alpine Income Trust	Geneva Advisors Funds	Penn Capital Funds
Alpine Series Trust	Gerstein Fisher Funds	Pension Partners Funds
American Trust	Glenmede Fund, Inc.	Permanent Portfolio Funds
AMI Funds	Glenmede Portfolios	Perritt Funds, Inc.
Appleton Group	GoodHaven Funds	PIA Funds
Appleton Partners Inc	Great Lakes Funds	Poplar Forest Partners Fund
Balter Liquid Alternatives Funds	Greenspring Fund	Port Street Funds
Barrett Growth Fund	Guinness Atkinson Funds	Portfolio 21
Barrett Opportunity Fund	Harding Loevner Funds	Primecap Odyssey Funds
Becker Value Equity Fund	Hennessy Funds Trust	Prospector Funds
Boston Common Funds	Hilton Capital	Provident Mutual Funds, Inc.
Brandes Investment Trust	Hodges Funds	Purisima Funds
Bridge Builder Trust	Hotchkis & Wiley Funds	Pzena Funds
Bridges Investment Fund, Inc.	Huber Funds	Rainier Funds
Bright Rock Funds	Intrepid Capital Management	RBC Funds Trust
Brookfield Investment Funds	IronBridge Funds	Reinhart Funds
Brown Advisory Funds	Jacob Funds, Inc.	Rockefeller Funds
Buffalo Funds	Jensen Funds	Samson Funds
Bushido Funds	Kellner Funds	Scharf Funds
CAN SLIM Select Growth Fund	Kirr Marbach Partners Funds, Inc	Schooner Investment Group
Capital Advisors Funds	Lawson Kroeker Funds	SCS Financial Funds
Capital Guardian Funds Trust	Litman Gregory Masters Funds	Semper Funds
Chase Funds	LKCM Funds	Shenkman Funds
Coho Partners	LoCorr Investment Trust	Smead Value Fund
Coldstream Funds	Loeb King Funds	Smith Group Funds
Collins Capital Funds	Logan Capital Funds	Snow Capital Family of Funds
Congress Funds	MainGate MLP Funds	Southport Lane Funds
Consilium Funds	Matrix Asset Advisors, Inc.	Strategic Income Funds
Contravisory Funds	McKinley Funds	Stone Ridge Funds
Convergence Funds	MD Sass	Stone Ridge Trust II
Cove Street Capital Funds	Merger Fund	Thomas White Funds
Cushing MLP Funds	Mesirow Financial	Thompson IM Funds, Inc.
Davidson Funds	Monetta Fund, Inc.	Tiedemann Funds
Dearborn Funds	Monetta Trust	TIFF Investment Program, Inc.
DoubleLine Funds	Morgan Dempsey Funds	Tortoise Funds

Tygh Capital Management
USA Mutuals Funds
USFS Funds
V2 Mutual Fund
Vident Funds
Villere & Co.
Visium Funds
Wall Street Fund, Inc.
Wasmer Schroeder Funds
WBI Funds
Welton Partners
Westchester Capital Funds
Windowpane Advisors, LLC
Wisconsin Capital Funds, Inc.
WY Funds
YCG Investments
Ziegler Strategic Income Funds

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers and directors of Quasar.

Name and Principal Business Addresses	Positions and Offices with Principal Underwriter	Positions and Offices with the Funds

James Robert Schoenike	President	None
Andrew Michael Strnad	Vice President, Secretary	None
Teresa Cowan	Senior Vice President, Assistant Secretary	None
Susan LaFond	Vice President, Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joseph Bree	Chief Financial Officer	None

Board of Managers
James Schoenike	President, Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Joseph Bree	Board Member	None

Information regarding Quasar is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

CRD # on Form BD 103848

(c)  Not applicable

Item 33.
Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
170 N. Radnor Chester Road, Suite 300
Radnor, PA 19087

State Street Bank and Trust Company
4 Copley Place
Boston, Massachusetts 02116

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

For the series of Registrants’ managed by each Money Manager:

AJO, LP
230 South Broad Street
20th Floor
Philadelphia, PA  19102

Amundi Smith Breeden, LLC (previously Smith Breeden Associates, Inc.)
280 South Mangum Street
Suite 301
Durham, NC 27701

Brookfield Investment Management Inc.
71 South Wacker Drive
Suite 3400
Chicago, IL  60606

Glenhill Capital Advisors, LLC
600 Fifth Avenue
11th Floor
New York, NY 10020

Lansdowne Partners (UK), LLP (formerly Lansdowne Partners Limited Partnership)
15 Davies Street,
London, England, W1K 3AG

Marathon Asset Management, LLP
Orion House
5 Upper St Martin’s Lane
London, England WC2H 9EA

Mission Value Partners, LLC
793 Broadway
Sonoma, CA 95476

Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London, England EC2V 7JD

Shapiro Capital Management LLC
One Buckhead Plaza, Suite 1555
3060 Peachtree Road, NW
Atlanta, GA  30305

Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900
Memphis, TN   38119

Item 34.
Management Services.

Not applicable.

Item 35.
Undertakings.

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Township of Radnor, and the State of Pennsylvania on the 17th day of October 2014.

TIFF INVESTMENT PROGRAM, INC.

Registrant

By:   /s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration statement has been signed below by the following persons in their capacities as of October 17, 2014 indicated.

/s/ Richard J. Flannery
Richard J. Flannery,
President and Chief Executive Officer

/s/ Dawn I. Lezon
Dawn I. Lezon,
Treasurer and Chief Financial Officer

*/s/ Craig R. Carnaroli
Craig R. Carnaroli,
Director

*/s/ William F. McCalpin
William F. McCalpin,
Director

*/s/ N.P. Narvekar
N.P. Narvekar,
Director

 */s/ Amy B. Robinson
Amy B. Robinson,
Director

*By: /s/ Richard J. Flannery
Richard J. Flannery, Attorney-in-Fact

Date: October 17, 2014

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Township of Radnor, and the State of Pennsylvania on the 17th day of October 2014.

TIFF INVESTMENT PROGRAM

Registrant

By:   /s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration statement has been signed below by the following persons in their capacities as of October 17, 2014 indicated.

/s/ Richard J. Flannery
Richard J. Flannery,
President and Chief Executive Officer

/s/ Dawn I. Lezon
Dawn I. Lezon,
Treasurer and Chief Financial Officer

*/s/ Craig R. Carnaroli
Craig R. Carnaroli,
Trustee

*/s/ William F. McCalpin
William F. McCalpin,
Trustee

*/s/ N.P. Narvekar
N.P. Narvekar,
Trustee

 */s/ Amy B. Robinson
Amy B. Robinson,
Trustee

*By: /s/ Richard J. Flannery
Richard J. Flannery, Attorney-in-Fact

Date: October 17, 2014

Exhibit Index

Exhibit No.	Exhibit

(a2)	Certificate of Trust

(q)	Powers of Attorney for Craig R. Carnaroli, William F. McCalpin, N.P. Narvekar, and Amy B. Robinson